INCOME TAXES - Reconciliations of the Differences Between the PRC Statutory Income Tax Rate and the Group's Effective Income Tax Rate (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares
INCOME TAXES
Loss before income tax	¥ (1,465,694)	$ (206,439)	¥ (2,506,620)	¥ (2,334,695)
Income tax computed at respective applicable tax rate	(263,660)	(37,136)	(442,343)	(410,899)
Non-deductible expenses	124,733	17,569	38,570	68,400
Research and development expenses plus deduction	(80,069)	(11,278)	(74,415)	(50,530)
True up of withholding tax expenses	0	0	0	(3,154)
Changes in valuation allowance	¥ 218,996	$ 30,845	478,885	393,029
Income (loss) before income tax			¥ 697	¥ (3,154)
Effect of tax holidays entitled by the PRC subsidiaries on basic loss per share | (per share)	¥ (0.42)	$ (0.06)	¥ (0.65)	¥ (0.84)